Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
At Point in Time [Member]
Revenue [Line Items]
Revenue from project installation services	$ 418,874	$ 339,568	$ 749,021